UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Joel Brebbia               New York, NY                05/11/04
     ----------------------     --------------------------      --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             59
                                               -------------

Form 13F Information Table Value Total:       $    857,353
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



-----------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF                 VALUE       SHARES/    SH/  PUT /   INV    OTHER
NAME OF ISSUER                    CLASS    CUSIP           (X$1000)    PRN AMT    PRN  CALL    DISC   MGRS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM      885535104       5825        825000     SH           SOLE            825000
AMERICAN CAPITAL STRATEGIES LTD   COM      024937104       27980       841755     SH           SOLE            841755
AMERICAN FINANCIAL REALTY         COM      02607P305       6950        410000     SH           SOLE            410000
ARCH CAPITAL GROUP LTD            COM      G0450A105       3499        83100      SH           SOLE            83100
ARCH COAL INC                     COM      039380100       3987        127000     SH           SOLE            127000
ASSURANT INC                      COM      04621X108       2711        107800     SH           SOLE            107800
BANTA CORP                        COM      066821109       50493       1090800    SH           SOLE            1090800
BOISE CASCADE CORP                COM      097383103       24321       701900     SH           SOLE            701900
CARMIKE CINEMAS INC               COM      143436400       8403        226000     SH           SOLE            226000
CENTENNIAL CELLULAR CORP-CL A     COM      15133V208       2209        325300     SH           SOLE            325300
CENTERPOINT ENERGY INC            COM      15189T107       2909        254500     SH           SOLE            254500
CITIZENS FIRST FINANCIAL CORP     COM      174623108+C32   2875        119435     SH           SOLE            119435
CLEVELAND CLIFFS INC              COM      185896107       6543        100000     SH           SOLE            100000
COMMSCOPE INC                     COM      203372107       193         11600      SH           SOLE            11600
COPART INC                        COM      217204106       57160       2630450    SH           SOLE            2630450
CORNELL CORRECTIONS INC           COM      219141108       9494        820600     SH           SOLE            820600
CROWN HOLDINGS INC                COM      228368106       33217       3564100    SH           SOLE            3564100
DOBSON COMMUNICATIONS CORP        COM      256069105       7803        2700000    SH           SOLE            2700000
ELAN CORP PLC-ADR                 COM      284131208       20620       1000000    SH           SOLE            1000000
FALCON FINANCIAL INVESTMENT       COM      306032103       9906        1069710    SH           SOLE            1069710
FPIC INSURANCE GROUP INC          COM      302563101       7836        341596     SH           SOLE            341596
FRANKLIN BANK CORP                COM      352451108       2424        130937     SH           SOLE            130937
HANDLEMAN CO                      COM      410252100       30157       1259700    SH           SOLE            1259700
HAYES LAMMERZ INTL INC NEW        COM      420781304       14229       924578     SH           SOLE            924578
HOLLY CORP NEW                    COM      435758305       6780        212800     SH           SOLE            212800
HYPERCOM CORP                     COM      44913M105       21774       2742300    SH           SOLE            2742300
I2 TECHOLOGIES INC                COM      465754109       3126        2638100    SH           SOLE            2638100
IDT CORPORATION                   COM      448947309       3010        149400     SH           SOLE            149400
IDT CORP                          COM      448947101       5637        283700     SH           SOLE            283700
IMPATH INC                        COM      45255G101       601         104480     SH           SOLE            104480
INTERCEPT GROUP INC               COM      45845L107       12610       1035337    SH           SOLE            1035337
INTERSTATE BAKERIES CORP-DEL      COM      46072H108       2843        250000     SH           SOLE            250000
IVAX CORP                         COM      465823102       11963       525400     SH           SOLE            525400
JOHN H HARLAND CO                 COM      412693103       35063       1126700    SH           SOLE            1126700
JONES APPAREL GROUP INC           COM      480074103       31436       869600     SH           SOLE            869600
KMART HOLDINGS CORP               COM      498780105       21521       518825     SH           SOLE            518825
LAIDLAW INTL INC                  COM      50730R102       1637        112500     SH           SOLE            112500
LANDAMERICA FINANCIAL GROUP       COM      514936103       12044       266100     SH           SOLE            266100
LIBERTY MEDIA CORP                COM      530718105       5475        500000     SH           SOLE            500000
LIPMAN ELECTRONIC ENGINEERING     COM      M6772H101       27121       579500     SH           SOLE            579500
LOUISIANA PACIFIC CORP            COM      546347105       15016       582000     SH           SOLE            582000
MAGELLAN HEALTH SERVICES INC      COM      559079207       26985       960314     SH           SOLE            960314
MCDERMOTT INTL INC-W/RTS TO       COM      580037109       27633       3293600    SH           SOLE            3293600
MDC PARTNERS INC NEW CL A         COM      552697104       20555       1313400    SH           SOLE            1313400
MGIC INVESTMENT CORP-WIS          COM      552848103       22365       348200     SH           SOLE            348200
MI DEVELOPMENTS INC               COM      55304X104       24984       892300     SH           SOLE            892300
MICROSOFT CORP                    COM      594918104       13712       550000     SH           SOLE            550000
MTR GAMING GROUP INC              COM      553769100       5610        554396     SH           SOLE            554396
NOVOSTE CORP                      COM      67010C100       7224        2130920    SH           SOLE            2130920
NTL INC DEL                       COM      62940M104       5953        100000     SH           SOLE            100000
PFIZER INC                        COM      717081103       23554       672000     SH           SOLE            672000
RADIOLOGIX INC                    COM      75040K109       7317        2102500    SH           SOLE            2102500
ROYAL BANK OF CANADA              COM      780087102       11925       250000     SH           SOLE            250000
SEPRACOR INC                      COM      817315104       14401       299400     SH           SOLE            299400
SITEL CORP                        COM      82980K107       3176        1265300    SH           SOLE            1265300
UNITED STATES STL CORP NEW        COM      912909108       39134       1050000    SH           SOLE            1050000
UNUMPROVIDENT CORP                COM      91529Y106       17519       1197500    SH           SOLE            1197500
WILLIAMS COMPANIES INC            COM      969457100       21558       2252700    SH           SOLE            2252700
YELLOW ROADWAY CORPORATION        COM      985577105       4351        129100     SH           SOLE            129100

